UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21528

Salient Private Access Registered Fund, L.P.
(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027
(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell Salient Private Access Registered Fund, L.P.	George J. Zornada K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/17

Date of reporting period: 03/31/17

Item 1.	Schedule of Investments.

Salient Private Access Registered Fund, L.P. invests substantially all of its assets in Salient Private Access Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Schedule of Investments of the Master Fund is included herein.

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments
March 31, 2017
(Unaudited)

(1) ORGANIZATION

Salient Private Access Registered Fund, L.P. (the “Registered Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 1, 2004, as a non-diversified, closed-end management investment company. The Registered Fund is currently registered as a diversified, closed-end management investment company under the1940 Act. The Registered Fund was created to serve as a feeder fund for Salient Private Access Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Registered Fund may include the Master Fund, as the context requires.

The Registered Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Registered Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s Schedule of Investments and Notes to Schedule of Investments, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Registered Fund on March 31, 2017, was 43.17%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Registered Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Registered Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Registered Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Registered Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Registered Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Registered Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Registered Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Registered Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Registered Fund’s organizational documents, the Registered Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Registered Fund. In the normal course of business, the Registered Fund enters into contracts with service

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

providers, which also provide for indemnifications by the Registered Fund. The Registered Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Registered Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Registered Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The Registered Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) INVESTMENT SECURITIES TRANSACTIONS

The Registered Fund records investment transactions on a trade-date basis.

Investments that are held by the Registered Fund are marked to fair value at the reporting date.

(c) INVESTMENT VALUATION

The valuation of the Registered Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Registered Fund’s investments is calculated by UMB Fund Services, Inc., the Registered Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Registered Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Registered Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Registered Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(d) USE OF ESTIMATES

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Registered Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(4) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Registered Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Registered Fund’s risk of loss in these Investment Funds is limited to the Registered Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of March 31, 2017, all of the investments made by the Registered Fund were in the Master Fund.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

Salient Private Access Master Fund, L.P.
(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027
(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient Private Access Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/17

Date of reporting period: 03/31/17

Item 1.	Schedule of Investments.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (1.84% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		$3,384,511
Sentient Global Resources Fund IV, L.P.		1,905,334
Global Macro and Trading (3.51% of Partners’ Capital)
CCP Core Macro Fund LP- Class Newton USD		10,070,268
Private Equity (14.85% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		60,664
CX Partners Fund Ltd. (1)		3,990,155
Gavea Investment Fund II A, L.P.		7,369
Gavea Investment Fund III A, L.P.		348,580
Hillcrest Fund, L.P. (1)		681,533
India Asset Recovery Fund L.P.		19,126
J.C. Flowers III L.P. (1)		2,485,955
LC Fund IV, L.P. (1)		4,404,431
New Horizon Capital III, L.P. (1)		3,352,983
Northstar Equity Partners III (1)		1,241,452
Orchid Asia IV, L.P. (1)		676,396
Reservoir Capital Partners (Cayman), L.P. (1)		1,169,345
Tiger Global Private Investment Partners IV, L.P. (1)		1,159,710
Tiger Global Private Investment Partners V, L.P.		2,438,527
Tiger Global Private Investment Partners VI, L.P. (1)		1,486,936
Trustbridge Partners II, L.P. (1)		3,307,491
Trustbridge Partners III, L.P. (1)		6,902,493
Trustbridge Partners IV, L.P. (1)		3,662,465
Trustbridge Partners V, L.P.		5,244,089
Real Estate (0.58% of Partners’ Capital)
Forum European Realty Income III, L.P. (1)		743,939
Phoenix Asia Real Estate Investments II, L.P.		916,423

Total Cayman Islands		59,660,175

Guernsey
Private Equity (0.38% of Partners’ Capital)
Mid Europa Fund III LP		1,102,308

Total Guernsey		1,102,308

Republic of Mauritius
Real Estate (0.67% of Partners’ Capital)
ORBIS Real Estate Fund I (2)		1,938,583

Total Republic of Mauritius		1,938,583

United Kingdom
Private Equity (1.13% of Partners’ Capital)
Darwin Private Equity I L.P. (1)		520,897
Sovereign Capital Limited Partnership III (1)		2,730,837
Real Estate (0.22% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.		95,884
Patron Capital, L.P. II		36,450
Patron Capital, L.P. III		493,417

Total United Kingdom		3,877,485

United States
Energy (9.19% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		282,241
ArcLight Energy Partners Fund V, L.P.		1,047,365
CamCap Resources, L.P.		2,395
EIV Capital Fund II, LP		539,256
EMG AE Permian Co-Investment, LP		1,379,224
EnCap Energy Capital Fund VII-B LP (1)		254,061
EnCap Energy Infrastructure TE Feeder, L.P. (1)		439,958
Energy & Minerals Group Fund II, L.P. (1)		3,051,737
Intervale Capital Fund, L.P.		660,798
Merit Energy Partners G, L.P.		2,421,443
Midstream & Resources Follow-On Fund, L.P. (1)		2,417,249
NGP Energy Technology Partners II, L.P. (1)		788,243
NGP IX Offshore Fund, L.P. (1)		625,969
NGP Midstream & Resources, L.P. (1)		1,839,322
Quantum Parallel Partners V, LP		8,581,084
Tenaska Power Fund II-A, L.P. (1)		201,888
Tocqueville Gold Partners, L.P.		23,979
Vortus Investments, LP		1,833,500

See accompanying notes to financial statements

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2017
(Unaudited)

	Shares	Fair Value	% of Partners' Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Event-Driven (3.98% of Partners’ Capital)
BDCM Partners I, L.P.		3,144,957
Credit Distressed Blue Line Fund, L.P. (2)		1,994,439
Fortelus Special Situations Fund LP		778,010
Harbinger Capital Partners Fund I, L.P. (2)		3,231,431
Harbinger Capital Partners Fund II, L.P.		340,359
Harbinger Capital Partners Special Situations Fund, L.P.		396,950
Harbinger Class L Holdings (U.S.), LLC		28,050
Harbinger Class LS Holdings I (U.S.) Trust (2)	592	928,779
Harbinger Class PE Holdings (U.S.) Trust	1	566,222
Prospect Harbor Credit Partners LP		29,974
Global Macro and Trading (7.00% of Partners’ Capital)
D.E. Shaw Heliant Fund, LLC (2)		10,611,157
Kepos Alpha Fund LP		9,496,660
Private Equity (29.52% of Partners’ Capital)
Accel-KKR Capital Partners III, LP		2,405,182
Advent Latin American Private Equity Fund IV-F L.P.		480,632
Advent Latin American Private Equity Fund V-F L.P.		2,181,028
Armadillo Litigation Finance II (1)		2,288,527
Artis Bracket Computing SPV, L.P.		146,078
Artis Juicy SPV, L.P.		443,037
Artis Ventures II, L.P.		3,203,499
Audax Mezzanine Fund II, L.P. (1)		196,764
Aviator Capital Mid-Life Us Feeder Fund, LP (1)		1,042,062
BDCM Opportunity Fund II, L.P. (1)		1,432,621
Black River Commodity Multi-Strategy Fund LLC		3,084
BLC Secured Credit Partners II		1,916,628
BLC Secured Credit Partners LLC - Series 14-3C		841,673
Capital Royalty Partners LP (1)		6,172
Catterton Growth Partners, L.P.		1,886,955
Chrysalis Ventures III, L.P.		285,000
Colbeck Strategic Lending Onshore Feeder, LP		644,149
Column Group II, LP		5,004,000
Column Group III, LP		382,000
Crestline Opportunities Fund III, LLC (1)		1,667,618
Crosslink Crossover Fund IV, L.P.		62,839
Crosslink Crossover Fund V, L.P.		406,061
Crosslink Crossover Fund VI, L.P.		3,612,622
Dace Ventures I, LP		159,092
Fairhaven Capital Partners, L.P.		1,970,042
Founders Fund III, LP		3,950,681
Founders Fund IV, LP		4,553,657
Freedom Participation Partners I, LLC		2,166,410
Garrison Opportunity Fund II A LLC		825,138
Garrison Opportunity Fund LLC (1)		330,420
HealthCor Partners Fund, L.P.		1,185,621
Highland Credit Strategies Liquidation Vehicle Onshore		36,376
ILS Property & Casualty Master Fund Ltd. (1)		3,133,059
Ithan Creek Partners, L.P.		203,707
Kayne Anderson Real Estate Debt, L.P. (1)		2,535,605
L-R Global Partners, L.P.		62,759
MatlinPatterson Global Opportunities Partners III L.P. (1)		1,591,317
Middle East North Africa Opportunities Fund, L.P. (2)	728	55,790
Monomoy Capital Partners II, L.P.		1,559,061
Monomoy Capital Partners, L.P.		151,582
Pine Brook Capital Partners, L.P. (1)		2,286,229
Pinto America Growth Fund, L.P.		217,510
Private Equity Investment Fund V, L.P. (1)		2,922,682
Saints Capital VI, L.P. (1)		1,067,375
Sanderling Venture Partners VI Co-Investment Fund, L.P.		166,940
Sanderling Venture Partners VI, L.P.		132,427

See accompanying notes to financial statements

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (29.52% of Partners’ Capital)
Sterling Capital Partners II, L.P.		66,843
Sterling Group Partners II, L.P.		3,221
Sterling Group Partners III, L.P.		2,770,059
Strategic Value Global Opportunities Fund I-A, L.P.		201,153
Strattam Capital Investment Fund, L.P.		4,088,537
TAEF Fund, LLC		446,879
Tenaya Capital V, LP		707,279
Tenaya Capital VI, LP		1,282,467
The Column Group, LP		2,440,000
The Raptor Private Holdings L.P.	204	82,583
Triangle Peak Partners II Annex Fund, LP (1)		2,821,822
Trivest Fund IV, L.P. (1)		2,993,131
Tuckerbrook SB Global Distressed Fund I, L.P.		507,422
Valiant Capital Partners LP		638,393
VCFA Private Equity Partners IV, L.P.		75,263
VCFA Venture Partners V, L.P.		698,496
Vortus NPR Co-investment		314,880
Voyager Capital Fund III, L.P.		456,024
WestView Capital Partners II, L.P.		2,348,989
Real Estate (4.42% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		6,460
Cypress Realty VI Limited Partnership		744,781
Florida Real Estate Value Fund, L.P. (1)		563,413
GTIS Brazil Real Estate Fund (Brazilian Real) LP		2,634,281
Lone Star Real Estate Fund II (U.S.), L.P.		262,804
Monsoon Infrastructure & Realty Co-Invest, L.P.		2,389,233
Northwood Real Estate Co-Investors LP (1)		634,027
Northwood Real Estate Partners LP (1)		1,949,130
Parmenter Realty Fund IV, L.P. (1)		942,423
Pearlmark Mezzanine Realty Partners III, L.L.C. (1)		390,974
Pennybacker II, LP (1)		120,202
SBC Latin America Housing US Fund, LP		1,441,982
Square Mile Partners III LP (1)		624,048
Relative Value (28.04% of Partners’ Capital)
CIFC SSC Loan Fund, L.P.		11,177,190
Citadel Wellington LLC		20,552,126
Eton Park Fund, L.P.		148,489
King Street Capital, L.P.		140,793
Magnetar Capital Fund LP		242,018
Magnetar SPV LLC		23,123
Millennium USA LP		27,658,316
Napier Park IG Muni First Loss Fund, LP (3)		3,234,192
OZ Asia Domestic Partners, LP		148,453
PIPE Equity Partners, LLC (2)		536,165
PIPE Select Fund, LLC (2)		2,138,311
Prophet Opportunity Partners LP		6,000,000
Stark Investments Ltd Partnership (1)		1,689
Stark Select Asset Fund, LLC		133,761
STS Partners Fund, LP		8,407,323

Total United States		235,927,559

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		302,506,110	105.33%

See accompanying notes to financial statements

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.06% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		171,924
Private Equity (0.06% of Partners’ Capital)
Q China Holdings Ltd.	535	52,183
Q India Holdings Ltd.	2,429	94,166
Quorum Fund Ltd.	1,608	13,963
Relative Value (0.14% of Partners’ Capital)
CRC Credit Fund Ltd.	8,462	425,007

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		757,243

Total Passive Foreign Investment Companies		757,243	0.26%

Private Corporations
United States
Real Estate (0.02% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		38,893
Legacy Partners Realty Fund III, Inc.		25,690

Total Private Corporations		64,583	0.02%

Total Investments in Investment Funds (Cost $297,896,818)		303,327,936	105.61%

Investments in Securities
Common Stocks
United States
Financials (0.41% of Partners’ Capital)
Ellington Financial LLC (1)	74,579	1,180,586
Technology (0.04% of Partners’ Capital)
Paychex, Inc.	2,000	117,800

Total Common Stocks		1,298,386	0.45%

Preferred Stocks
United States
Food Technology (0.10% of Partners’ Capital)
Credible Inc., Series A Preferred Stock	19,842	299,995
Professional Services (0.15% of Partners’ Capital)
Hired, Inc., Series C Preferred Stock	78,280	420,364

Total Preferred Stocks		720,359	0.25%

Total Investments in Securities (Cost $2,139,549)		2,018,745	0.70%

Purchase Agreements
Convertible Note Purchase Agreements
United States
Healthcare (0.00% of Partners’ Capital)
Nuclea Biotechnologies, Inc. (4)		-
Food Technology (0.03% of Partners’ Capital)
Credible, Inc.		100,000

Total Purchase Agreements (Cost $800,000)		100,000	0.03%

Total Investments (Cost $300,836,367)		$305,446,681	106.35%

The Master Fund’s total outstanding capital commitments to Investment Funds as of March 31, 2017 were $45,695,038 For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 4b)
(3)	Affiliated investments for which ownership exceeds 25% of the Investment Fund's Capital (See Note 4b)
(4)
Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers. (See Note 2i)

See accompanying notes to financial statements

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2017
(Unaudited)

Total Return Swap Agreements:

Underlying Instrument	Counterparty	Maturity Date	Notional Amount at Value	Unrealized Gain (Loss)
Lyxor Swap	Societe Generale	7/21/2017	$10,608,252	$117,854

Credit Default Swap Agreements:

Underlying Instrument	Counterparty	Maturity Date	Notional Amount at Value	Unrealized Gain (Loss)
iTraxx Swap	Goldman Sachs	12/20/2021	$50,000,000	$(479,462)

See accompanying notes to the Schedule of Investments.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments
March 31, 2017
(Unaudited)

(1) ORGANIZATION

Salient Private Access Master Fund, L.P. (the “Master Fund”) a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is currently registered as a diversified, closed-end management investment company under the1940 Act. The Master Fund is the master fund in a master-feeder structure in which there are currently eight feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, as hereinafter defined, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of March 31, 2017.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

Investments held by the Master Fund are valued as follows:

•
INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•
SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Such fair valued securities are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the securities.

•
DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

SALIENT PRIVATE ACCESS MASTER FUND, L.P. (A Limited Partnership) Notes to Schedule of Investments, continued March 31, 2017 (Unaudited)

Options that are listed on a securities exchange are generally valued on the valuation date at the closing mid of posted market on the exchange on which they are listed and are typically categorized as Level 1 in fair value hierarchy. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date.

Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options traded on an over-the-counter market are generally valued using the midpoint of the closing bid and ask price provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Credit default swaps and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

Forward foreign currency exchange contracts are valued at prices supplied by an approved Pricing Vendor. The Pricing Vendor will consider spot and forward market prices and various other relevant factors in determining the fair values. Such valuations are provided by a pricing service approved by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

•
OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value, and are typically categorized as Level 2 in the fair value hierarchy.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

•
SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedure approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) DERIVATIVE INSTRUMENTS

All open derivative positions at period-end, if any, are presented in the Master Fund’s Schedule of Investments. The Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

OPTIONS CONTRACTS—The Master Fund may invest in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund may enter into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

FUTURES CONTRACTS—The Master Fund may invest in futures contracts as part of its hedging strategy to manage exposure to interest rate, equity and market price movements, and commodity

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Master Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Master Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as net realized gain (loss) from futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

SWAP AGREEMENTS—The Master Fund may invest in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the right to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Master

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

Fund may not perform as expected. Risks may arise as a result of the failure of the counterparty to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy. Additionally, risks may arise from the unanticipated movements in interest rates or in the value of the underlying reference assets. The Master Fund may use various techniques to minimize credit risk including early termination or reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for swap agreements.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of March 31, 2017, and where such derivatives are recorded:

	Assets	Liabilities
	Unrealized Gain on Swap Agreements	Unrealized Loss on Swap Agreements
Credit Risk Exposure:
Swap Agreements	$-	$412,007
Premiums paid on open swap contracts	$-	$67,455
Total	$-	$479,462
Equity Risk Exposure:
Swap Agreements	$117,854	$-

(g) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to investment companies, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of March 31, 2017, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

(h) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(i) RESTRICTED SECURITIES

The Master Fund may invest a portion or all of the value of its assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933 (the “Securities Act”) or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of an Investment Fund’s net assets that may be invested in illiquid securities.

The restricted securities held at March 31, 2017 are identified below and are also presented in the Master Fund’s Schedule of Investments.

Security	% of Partners’ Capital	Acquisition Dates	Principal Amount	Cost	Fair Value
Nuclea Biotechnologies, Inc.*	0.0%	1/5/15	$700,000	$700,000	$0.00

Total Restricted Securities	0.0%		$700,000	$700,000	$0.00

*	Security has been deemed illiquid by the Adviser based on procedures approved by the Board.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —
unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

SALIENT PRIVATE ACCESS MASTER FUND, L.P. (A Limited Partnership) Notes to Schedule of Investments, continued March 31, 2017 (Unaudited)
• Level 2 —	investments with other significant observable inputs

• Level 3 —	investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of March 31, 2017:

	LEVEL 1		LEVEL 2		LEVEL 3		INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Investments	Other Financial Instruments^
Investment Funds
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Energy	$-	$-	$-	$-	$-	$-	$31,679,557	$31,679,557	$-
Event-Driven	-	-	-	-	-	-	11,439,171	11,439,171	-
Global Macro and Trading	-	-	-	-	-	-	30,178,085	30,178,085	-
Private Equity	-	-	-	-	-	-	131,738,894	131,738,894	-
Real Estate	-	-	-	-	-	-	16,928,454	16,928,454	-
Relative Value	-	-	-	-	-	-	80,541,949	80,541,949	-
Passive Foreign Investment Companies
Energy	-	-	-	-	-	-	171,924	171,924	-
Private Equity	-	-	-	-	-	-	160,312	160,312	-
Relative Value	-	-	-	-	-	-	425,007	425,007	-
Private Corporations
Real Estate	-	-	-	-	-	-	64,583	64,583	-
Investment Securities
Common Stocks
Financials	1,298,386	-	-	-	-	-	-	1,298,386	-
Preferred Stocks
Food Technology	-	-	-	-	299,995	-	-	299,995	-
Professional Services	-	-	-	-	420,364	-	-	420,364	-
Convertible Note Purchase Agreement
Media	-	-	-	-	100,000	-	-	100,000	-
Derivative Instruments
Swap Agreements	-	-	-	(361,608)	-	-	-	-	(361,608)

Total	$1,298,386	$-	$-	$(361,608)	$820,359	$-	$303,327,936	$305,446,681	$(361,608)

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Investments as investments, such as swap agreements.  These financial instruments are generally recorded in the financial statements at the unrealized gain or loss on the financial instrument.

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for the investment held as of March 31, 2017:

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

	Fair Value as of March 31, 2017	Valuation Technique	Unobservable Input	Range of Unobservable Input
Investments
Investments in Securities
Preferred Stocks
Food Technology	$299,995	Most Recent Capitalization	Private Financing	N/A

Professional Services	$420,364	Most Recent Capitalization	Private Financing	N/A
Purchase Agreements
Convertible Note Purchase Agreements
Healthcare	$0	Market Rate Approach	Market Interest Rate	14%

Food Technology	$100,000	Market Rate Approach	Market Interest Rate	4%
Total Investments	$820,359

The following is a reconciliation of the Level 3 investment held at March 31, 2017 based on the inputs used to determine fair value:

	Balance as of December 31, 2016	Gross Purchases		Gross Sales		Net Realized Gain (Loss)		Change in Unrealized Appreciation/ Depreciation		Balance as of March 31, 2017
Investments
Investments in Securities
Preferred Stocks
Food Technology	$299,995		$-		$-		$-		$-	$299,995
Professional Services	$420,364	$		$		$		$		$420,364
Purchase Agreements
Convertible Note Purchase Agreements
Healthcare	$0		$—		$—		$—		$—	$0
Food Technology	100,000		—		—		—		—	100,000
Total Investments	$820,359		$—		$—		$—		$—	$820,359

The change in unrealized appreciation/depreciation from Level 3 investments held at March 31, 2017 is $0.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of March 31, 2017, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments Remaining (in 000s)	Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors	$31,851	$8,563	up to 10 years	N/A	N/A	Up to 10 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	11,439	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading (c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	30,178	N/A	N/A	Quarterly	30-90	Up to 5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity (d)	Investments in nonpublic companies.	131,899	31,846	up to 10 years	N/A	N/A	Up to 10 years
Real Estate (e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	16,993	5,286	up to 10 years	N/A	N/A	Up to 10 years
Relative Value (f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	80,967	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$303,327	$45,695

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

*
The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)
This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)
This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)
This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)
This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)
This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)
This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of March 31, 2017:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners' Capital	Investment Strategy	Valuation Policy for Leveraged Investment	Redemption Frequency	Redemption Restrictions and Terms
Citadel Wellington LLC	7.16%
Citadel Wellington LLC seeks to achieve consistently high risk-adjusted rates of return in connection with the strategies employed. Citadel Advisors LLC generally employs, for the benefit of Citadel Wellington LLC, complex proprietary investment strategies, based on quantitative analysis as well as fundamental research, taking both long and short positions in a broad range of investment instruments, including securities, options, futures, currencies, derivatives and other assets.

The initial pricing of the investment portfolio is the responsibility of the fund's investment team. The guidelines, policies and practices for pricing each instrument type are firmly established. These in-house values are then verified with the fund's administrator. Daily and monthly P&L reporting, price verification, and the responsibility for maintaining these procedures and approving any changes in practices is done independently. In addition, independent price verification are performed each month and all significant variances are analyzed.
				Quarterly	5% fund level gate subject to quarterly withdrawal allowances
Millenium USA LP	9.63%
Millenium USA, LP invests a substantial portion of its capital in Millenium Partners, L.P. (“MLP”) as a limited partner. The MLP is engaged in the business of trading equities, fixed income products, options, futures and other financial instruments.

The NAV is produced on a monthly basis after performing certain checks on valuation and reconciliation information received from management. Security positions and cash balances are reconciled with the Master Fund’s records based on confirmations or statements that are independently received from prime brokers and other financial institutions that hold assets of Millennium USA and the Master fund. When prices are outside of preset tolerance levels, valuations are discussed with Millennium’s operations staff. Prices will be changed if a more reliable price can be obtained. Independent monthly risk reports as well as an operational review focusing on manager organization, fund structure, back office, valuation and independent oversight are also provided for Millennium. Millennium’s internal audit function is co-sourced/ outsourced to an independent registered public accounting firm. Twice a year, an independent portfolio valuation on certain illiquid securities is also performed.
				Quarterly	Subject to a 25% investor level gate; 12 month soft lock with 4% early redemption fee.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of March 31, 2017, was $300,836,367 resulting in accumulated net unrealized appreciation of $4,610,314 consisting of $62,527,186 in gross unrealized appreciation and $57,916,872 in gross unrealized depreciation.

(b) AFFILIATED INVESTMENT FUNDS

At March 31, 2017, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended March 31, 2017) is shown below:

Investment Funds	Shares 12/31/2016	Shares 3/31/2017	Fair Value 12/31/2016	Cost of Purchases	Proceeds from Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Fair Value 3/31/2017	Interest/ Dividend Income
Credit Distressed Blue Line Fund, L.P.			1,813,374	-	-	-	181,065	1,994,439	-
D.E. Shaw Heliant Fund, LLC			10,944,154	-	-	-	(332,997)	10,611,157	-
Harbinger Capital Partners Fund I, L.P.			3,375,696	45,130	(45,130)	-	(144,265)	3,231,431	-
Harbinger Class LS Holdings I (U.S.) Trust	592	592	1,083,086	-	-	-	(154,307)	928,779	-
Middle East North Africa Opportunities Fund, L.P.	728	728	56,170	-	-	-	(380)	55,790	-
Napier Park IG Muni First Loss Fund, LP			3,250,000	-	(67,200)	-	51,392	3,234,192	-
ORBIS Real Estate Fund I			2,116,097	9,749	(9,749)	-	(177,514)	1,938,583	-
PIPE Equity Partners, LLC			670,812	-	-	-	(134,647)	536,165	-
PIPE Select Fund, LLC			2,478,296	-	-	-	(339,985)	2,138,311	-
			$14,843,531	$54,879	$(122,079)	$-	$(1,051,638)	$24,668,847	$-

*	Sales include return of capital

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
March 31, 2017
(Unaudited)

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient Private Access Registered Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: May 26, 2017

By (Signature and Title)	/s/ John E. Price
John E. Price
Interim Principal Financial Officer

Date: May 26, 2017